Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

Drexel Hamilton, LLC

Mischler Financial Group, Inc.

(collectively, the “Specified Parties”)

Re:	SHRN Trust 2025-MF18 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2025-MF18 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 30 September 2025. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 September 2025

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a floating rate commercial mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan will be secured primarily by a portfolio of commercial properties (each, a “Property” and collectively, the “Properties”) and
c.	The Mortgage Loan has a related floating rate mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 7 October 2025 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 9

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions) and
ii.	Original Mortgage Loan Term (Including Extensions)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term (Excluding Extensions) and
c.	Original Mortgage Loan Term (Including Extensions),

as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity (Excluding Extensions) and
ii.	Remaining Mortgage Loan Term to Maturity (Including Extensions)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any extension periods, and the Depositor instructed us to assume that the Mezzanine Loan is also interest-only for its entire term, including during any extension periods. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term (Excluding Extensions),
ii.	Remaining Mortgage Loan Amortization Term (Excluding Extensions) and
iii.	Remaining Mortgage Loan Amortization Term (Including Extensions)

of the Mortgage Loan and Mezzanine Loan,

b.	Use the “Original Mortgage Loan Term (Excluding Extensions),” as shown on the Final Data File, for the “Mortgage Loan IO Period” of the Mortgage Loan and Mezzanine Loan,
c.	Use the “Original Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-off Date Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Date Mortgage Loan Balance”) and
d.	Use the “Original Mezzanine Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Cut-Off Date Mezzanine Loan Balance”) and
ii.	Principal balance of the Mezzanine Loan and each Property as of the “Initial Maturity Date” of the Mezzanine Loan (the “Maturity Date Mezzanine Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Cut-off Date Mortgage Loan Balance,
d.	Cut-off Date Mezzanine Loan Balance,
e.	Maturity Date Mortgage Loan Balance and
f.	Maturity Date Mezzanine Loan Balance,

as shown on the Final Data File, we recalculated the:

i.	Original Total Debt Balance,
ii.	Cut-off Date Total Debt Balance and
iii.	Maturity Date Total Debt Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

9.	Using the:
a.	Original Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Mortgage Loan Margin and
d.	Mezzanine Loan Margin,

as shown on the Final Data File, we recalculated the “Total Debt Margin” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Margin,
b.	Mezzanine Loan Margin,
c.	SOFR Floor,
d.	SOFR Rounding Methodology and
e.	SOFR Cap,

as shown on the Final Data File, and a SOFR assumption of 4.15000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate (At Assumed SOFR),
ii.	Mortgage Loan Interest Rate (At SOFR CAP),
iii.	Mezzanine Loan Interest Rate (At Assumed SOFR) and
iv.	Mezzanine Loan Interest Rate (At SOFR CAP)

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Original Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Mortgage Loan Interest Rate (At Assumed SOFR),
d.	Mortgage Loan Interest Rate (At SOFR CAP),
e.	Mezzanine Loan Interest Rate (At Assumed SOFR) and
f.	Mezzanine Loan Interest Rate (At SOFR CAP),

as shown on the Final Data File, we recalculated the:

i.	Total Debt Interest Rate (At Assumed SOFR) and
ii.	Total Debt Interest Rate (At SOFR CAP)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

12.	Using the:
a.	Original Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate (At Assumed SOFR),
c.	Mortgage Loan Interest Rate (At SOFR CAP) and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Mortgage Loan Debt Service,
ii.	Annual Mortgage Loan Debt Service,
iii.	Monthly Mortgage Loan Debt Service @ Cap and
iv.	Annual Mortgage Loan Debt Service @ Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At Assumed SOFR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” of the Mortgage Loan as 1/12th of the “Annual Mortgage Loan Debt Service,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service @ Cap” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At SOFR CAP),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service @ Cap” of the Mortgage Loan as 1/12th of the “Annual Mortgage Loan Debt Service @ Cap,” as shown on the Final Data File.

Attachment A Page 6 of 9

13.	Using the:
a.	Original Mezzanine Loan Balance,
b.	Mezzanine Loan Interest Rate (At Assumed SOFR),
c.	Mezzanine Loan Interest Rate (At SOFR CAP) and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Monthly Debt Service,
ii.	Mezzanine Loan Annual Debt Service and
iii.	Mezzanine Loan Annual Debt Service @ Cap

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service” of the Mezzanine Loan as the product, rounded to two decimal places, of:

a.	The “Original Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate (At Assumed SOFR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service” of the Mezzanine Loan as 1/12th of the “Mezzanine Annual Monthly Debt Service,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service @ Cap” of the Mezzanine Loan as the product, rounded to two decimal places, of:

a.	The “Original Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate (At SOFR CAP),” as shown on the Final Data File, and
c.	365/360.

14.	Using the:

a.       Monthly Mortgage Loan Debt Service,

b.	Mezzanine Loan Monthly Debt Service,
c.	Annual Mortgage Loan Debt Service,
d.	Mezzanine Loan Annual Debt Service,
e.	Annual Mortgage Loan Debt Service @ Cap and
f.	Mezzanine Loan Annual Debt Service @ Cap,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Monthly Debt Service,
ii.	Total Debt Annual Debt Service and
iii.	Total Debt Annual Debt Service @ Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 9

15.	Using the:
a.	Cut-off Date Mortgage Loan Balance,
b.	Maturity Date Mortgage Loan Balance,
c.	Annual Mortgage Loan Debt Service,
d.	Annual Mortgage Loan Debt Service @ Cap,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraised Value and
h.	Total Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Cut-off Date LTV,
ii.	Mortgage Loan Maturity Date LTV,
iii.	Mortgage Loan Underwritten NOI DY,
iv.	Mortgage Loan Underwritten NCF DY,
v.	Mortgage Loan Underwritten NOI DSCR,
vi.	Mortgage Loan Underwritten NCF DSCR,
vii.	Mortgage Loan Underwritten NOI DSCR @ Cap,
viii.	Mortgage Loan Underwritten NCF DSCR @ Cap,
ix.	Cut-off Date Mortgage Loan Balance Per Unit and
x.	Maturity Date Mortgage Loan Balance Per Unit

of the Mortgage Loan and, with respect to ix. and x. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in v. through viii. above to two decimal places.

Attachment A Page 8 of 9
16.	Using the:
a.	Cut-off Date Total Debt Balance,
b.	Maturity Date Total Debt Balance,
c.	Total Debt Annual Debt Service,
d.	Total Debt Annual Debt Service @ Cap,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraised Value and
h.	Total Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt Cut-off Date LTV,
ii.	Total Debt Maturity Date LTV,
iii.	Total Debt Underwritten NOI DY,
iv.	Total Debt Underwritten NCF DY,
v.	Total Debt Underwritten NOI DSCR,
vi.	Total Debt Underwritten NCF DSCR,
vii.	Total Debt Underwritten NOI DSCR @ Cap,
viii.	Total Debt Underwritten NCF DSCR @ Cap,
ix.	Cut-off Date Total Debt Balance Per Unit and
x.	Maturity Date Total Debt Balance Per Unit

of the Total Debt associated with the Mortgage Loan and, with respect to ix. and x. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in v. through viii. above to two decimal places.

17.	Using the:
a.	Cut-off Date Mezzanine Loan Balance,
b.	Maturity Date Mezzanine Loan Balance and
c.	Total Units,

as shown on the Final Data File, we recalculated the:

i.	Cut-off Date Mezzanine Loan Balance Per Unit and
ii.	Maturity Date Mezzanine Loan Balance Per Unit

of the Mezzanine Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 9

18.	Using the “Cut-off Date Mortgage Loan Balance,” as shown on the Final Data File, we recalculated the “Percentage of Cut-off Date Mortgage Loan Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Master Servicer and
b.	Primary Servicer,

as shown on the Final Data File, we recalculated the “Servicing Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin,
c.	Operating Advisor Fee and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the:
a.	Total Admin Fee and
b.	Mortgage Loan Margin,

as shown on the Final Data File, we recalculated the “Net Margin” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	30 September 2025

Cash Management Agreement (see Note 1)	29 September 2025

Guaranty Agreement (see Note 1)	30 September 2025

Non-Consolidation Opinion (see Note 1)	25 September 2025

Environmental Indemnity Agreement (see Note 1)	30 September 2025

Property Source Documents

Source Document Title	Source Document Date

Portfolio Appraisal Report	22 September 2025

Appraisal Reports	Various

Phase I Environmental Reports	Various

Engineering Reports	Various

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	16 September 2025

Property Management Agreement Documents	Various

Historical Occupancy Reports	Not Dated

Insurance Risk Analysis (see Note 1)	29 September 2025

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Acquisition Detail Report	Not Dated

Historical Capital Expenditure Report	Not Dated

Summary of Renovated Units	Not Dated

Market and Submarket Reports	Various

Demographic Information Screenshots	Not Dated

State Population Report	Not Dated

Previous Securitization Bloomberg Screenshots	Not Dated

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address	Appraisal Report
City	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report
MSA	Appraisal Report
Market	Underwriter's Summary Report
Property Type	Appraisal Report
Property Subtype	Appraisal Report
Year Built	Underwriter's Summary Report
Year Renovated	Underwriter's Summary Report
Total SF	Underwriter's Summary Report
Total Units	Underwriter's Summary Report
Occupied Units	Underwriter's Summary Report
Non-Revenue Units	Underwriter's Summary Report
Vacant Units	Underwriter's Summary Report
Most Recent Occupancy %	Underwriter's Summary Report
Most Recent Occupancy Date	Underwriter's Summary Report
Second Most Recent Occupancy %	Underwriter's Summary Report
Second Most Recent Occupancy Date	Underwriter's Summary Report
Third Most Recent Occupancy %	Underwriter's Summary Report
Third Most Recent Occupancy Date	Underwriter's Summary Report
Fourth Most Recent Occupancy %	Underwriter's Summary Report
Fourth Most Recent Occupancy Date	Underwriter's Summary Report
Property Manager	Property Management Agreement Documents

Exhibit 2 to Attachment A Page 2 of 6

Third Party Information:

Characteristic	Source Document(s)

Appraised Value	Appraisal Report or Portfolio Appraisal Report
Appraisal Cap Rate	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report or Portfolio Appraisal Report
Appraisal Firm	Appraisal Report or Portfolio Appraisal Report
Environmental Firm	Phase I Environmental Report
Phase I Date	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report
Seismic Zone	Engineering Report

Underwriting Information:

Characteristic	Source Document(s)

2022 Effective Gross Income	Underwriter’s Summary Report
2022 Expense Total	Underwriter’s Summary Report
2022 NOI	Underwriter’s Summary Report
2023 Effective Gross Income	Underwriter’s Summary Report
2023 Expense Total	Underwriter’s Summary Report
2023 NOI	Underwriter’s Summary Report
2024 Effective Gross Income	Underwriter’s Summary Report
2024 Expense Total	Underwriter’s Summary Report
2024 NOI	Underwriter’s Summary Report
TTM (7/31/2025) Effective Gross Income	Underwriter’s Summary Report
TTM (7/31/2025) Expense Total	Underwriter’s Summary Report
TTM (7/31/2025) NOI	Underwriter’s Summary Report
Underwritten Effective Gross Income	Underwriter’s Summary Report
Underwritten Expense Total	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacement Reserves	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report
Underwritten Economic Occupancy	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Reserve	Mortgage Loan Agreement
Monthly Tax Reserve	Mortgage Loan Agreement
Tax Reserve Cap	Mortgage Loan Agreement
Initial Insurance Reserve	Mortgage Loan Agreement
Monthly Insurance Reserve	Mortgage Loan Agreement
Insurance Reserve Cap	Mortgage Loan Agreement
Upfront Required Repairs	Mortgage Loan Agreement
Initial Replacement Reserves	Mortgage Loan Agreement
Monthly Replacement Reserves	Mortgage Loan Agreement
Replacement Reserves Cap	Mortgage Loan Agreement
Other Reserve Type	Mortgage Loan Agreement
Other Reserve Initial Deposit	Mortgage Loan Agreement
Other Reserve Monthly Deposit	Mortgage Loan Agreement
Other Reserve Cap	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Entities	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
Payment Date	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement
Extended Maturity Date	Mortgage Loan Agreement
Prepayment String	Mortgage Loan Agreement
Extension Options	Mortgage Loan Agreement
Extension Description	Mortgage Loan Agreement
Extension Test Description	Mortgage Loan Agreement
Extension Spread Increase (Yes/No)	Mortgage Loan Agreement
First Extension Spread Increase	Mortgage Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Second Extension Spread Increase	Mortgage Loan Agreement
Second Extension Fee	Mortgage Loan Agreement
Third Extension Spread Increase	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement
Payment Grace Period Event of Late Fee	Mortgage Loan Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement
Balloon Grace Period Event of Default Late Fee	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
Interest Rate Adjustment Frequency	Mortgage Loan Agreement
SOFR Rounding Methodology	Mortgage Loan Agreement
SOFR Lookback Days	Mortgage Loan Agreement
SOFR Floor	Mortgage Loan Agreement
Extension Term SOFR Cap	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type	Mortgage Loan Agreement
Cash Management	Mortgage Loan Agreement
Springing Conditions	Mortgage Loan Agreement
Single Asset Entity	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Additional Debt Permitted	Mortgage Loan Agreement
Letter of Credit	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Appraised Value” and “Date of Appraisal (Valuation Date)” characteristics for the Mortgage Loan, the Depositor instructed us to use the “As Is – Portfolio Value” appraised value and date, respectively, as shown in the portfolio appraisal report Source Document.

For the purpose of comparing the “Appraised Value” and “Date of Appraisal (Valuation Date)” characteristics for each Property, the Depositor instructed us to use the appraised value and date, respectively, as shown in the applicable Source Document(s), associated with the related “Appraisal Type,” as shown on the Preliminary Data File.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

4.	For the purpose of comparing the “Balloon Grace Period Event of Default Late Fee” characteristic, the Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown in the applicable Source Document(s), as the applicable Source Document(s) did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

Exhibit 2 to Attachment A Page 6 of 6

5.	For the purpose of comparing the:
a.	First Payment Date,
b.	Payment Date,
c.	Initial Maturity Date,
d.	Extended Maturity Date,
e.	SOFR Rounding Methodology,
f.	SOFR Floor,
g.	Rate Type,
h.	Amortization Type and
i.	Accrual Basis

characteristics, the Depositor instructed us to assume that the information on the Preliminary Data File is the same for both the Mortgage Loan and Mezzanine Loan.

6.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to ignore any permitted partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

7.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Document(s) require:
a.	The borrower(s) or managers(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s) and
b.	With respect to rents paid directly to borrower(s) or manager(s), the borrower(s) or manager(s) are to deposit such rents directly into a lockbox account controlled by the lender(s).

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan / Property
Property Count
Property Number
Property Name
Sponsors
Loan Purpose
Appraisal Type
Phase II Date
Origination Date
Original Mortgage Loan Balance
Original Mezzanine Loan Balance
Mortgage Loan Margin
Mezzanine Loan Margin
SOFR Cap
SOFR Cap Expiration Date
SOFR Cap Provider
SOFR Cap provider rating (M/S&P/F)
Additional Debt Type
Future Funding Provisions
Description of LOC
Ground Lease Expiration Date
Ground Lease Extension Terms
Annual Ground Lease Payment
Ground Lease Escalation Terms
Master Servicer
Primary Servicer
Trustee/Cert Admin
Operating Advisor Fee
CREFC Fee
Seismic Firm
Seismic Report Date
Seismic PML%
Ownership Interest

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.